Segmented Information	12 Months Ended
	Oct. 31, 2018	Aug. 31, 2018
Segmented Information
Segmented Information

5.	Segmented Information

The Company’s reportable and geographical segments are Canada and, previously, the United States. The accounting policies used for the reportable segments are the same as the Company’s accounting policies. For the purposes of monitoring segment performance and allocating resources between segments, the Company’s executive officer monitors the tangible, intangible and financial assets attributable to each segment. All assets are allocated to reportable segments. Effective August 31, 2015, the Company discontinued its reportable segment in the United States.

The following tables show information regarding the Company’s reportable segments:

For the year ended August 31, 2018	Canada $	United States $	Total $
Revenue, continuing operations	—	—	—
Net loss, continuing operations	(516,323)	—	(516,323)
Net loss	(516,323)	—	(516,323)

For the year ended August 31, 2017	Canada $	United States $	Total $
Revenue, continuing operations	20,788	—	20,788
Net loss, continuing operations	(2,097,738)	—	(2,097,738)
Net loss	(2,097,738)	—	(2,097,738)

For the year ended August 31, 2016	Canada $	United States $	Total $
Net loss, continuing operations	(13,534,298)	—	(13,534,298)
Net income (loss), discontinued operations	8,731	(6,020)	2,711
Net loss	(13,525,567)	(6,020)	(13,531,587)

As at August 31, 2018	Canada $	United States $	Total $
Total Assets	33,043	—	33,043
Total Liabilities	(832,631)	—	(832,631)

As at August 31, 2017	Canada $	United States $	Total $
Total Assets	42,047	—	42,047
Total Liabilities	(529,823)	—	(529,823)

Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Segmented information

21.	Segmented information

The Company’s only operating segment is the production and sale of cannabis. All property and equipment and intangible assets are located in the United States. All revenue were generated in the United States during the periods ended October 31, 2018 and 2017. As such, amounts disclosed in the consolidated financial statements also represent the single operating and geographical reporting segment.

Major customers are defined as customers that each individually account for greater than 10% of the Company’s annual revenues. During the year ended October 31, 2018, one major customer accounted for 16% of revenues (2017 – three major customers accounted for 33% of annual revenues).